Vanguard Global Capital Cycles Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Spliced Global Capital Cycles Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.60%	8.76%	7.21%
S&P Global BMI Metals & Mining 25% Weighted Index (USD) NTR (Custom) (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.60%	8.76%
MSCI ACWI Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.23%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.79%	11.85%	5.64%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.11%	11.15%	5.08%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.88%	9.43%	4.42%